Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

Year	SCT Total for PEO (Berg)	SCT Total for PEO (Kast)	SCT Total for PEO (Mushinski)	CAP to PEO (Berg)	CAP to PEO (Kast)	CAP to PEO (Mushinski)	SCT Total for Non-PEO NEOs	CAP to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Loss (dollars in thousands)
(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)
2025	$—	$—	$555,000	$—	$—	$555,000	$403,800	$403,800	$181.28	$(4,899)
2024	$70,359	$418,000	$410,023	$6,765	$418,000	$410,023	$367,758	$370,841	$140.84	$(18,451)
2023	$357,320	$—	$—	$330,106	$—	$—	$348,791	$331,787	$66.79	$(8,996)

1.	Mr. Berg was appointed the PEO on November 1, 2022, and served in that role until March 20, 2024. Ms. Kast served as the Company’s interim PEO during the period between Mr. Berg’s departure and Mr. Mushinski’s appointment. Mr. Mushinski was appointed as PEO on May 1, 2024. The following table contains a reconciliation of the amounts reflected in the SCT for each of Messrs. Berg and Mushinksi and Ms. Kast for each year covered in the PvP Table (as reported in column (b) above) as compared to the CAP to each of Messrs. Berg and Mushinksi and Ms. Kast for each such covered year (as reported in column (c) above).

	Mr. Berg		Ms. Kast	Mr. Mushinski
	2023	2024	2024	2024	2025
SCT totals for PEOs for the covered year	$357,320	$70,359	$418,000	$410,023	$555,000
Less: Stock awards as reported in the SCT for the covered year	$—	$—	$—	$—	$—
Plus: Fair value of stock awards granted during the covered fiscal year - valued at year-end	$—	$—	$—	$—	$—
Plus (Minus): Change in fair value of stock awards granted in a prior fiscal year that vested during the covered year	$(6,343)	$—	$—	$—	$—
Plus (Minus): Change in fair value of stock awards granted in a prior fiscal year that were unvested at the end of covered year	$(20,871)	$(63,594)	$—	$—	$—
Compensation Actually Paid to the PEOs for the covered year	$330,106	$6,765	$418,000	$410,023	$555,000

2.	The following table contains a reconciliation of the amounts reflected in the SCT for the Company’s non-PEO NEOs for each year covered in the PvP Table above (as reported in column (d) above) as compared to the CAP to the non-PEO NEO for each such covered year (as reported in column (e) above). The Company’s non-PEO NEOs whose compensation is used to calculate the amounts in the PvP Table above are Mr. Rich for fiscal years 2023, 2024 and 2025, Ms. Kast for fiscal years 2024 and 2025, and Jaye T. Pickarts for fiscal year 2024.

	2023	2024	2025
SCT total for non-PEO NEO for the covered year	$348,791	$367,758	$403,800
Less: Stock awards as reported in the SCT for the covered year	$(43,791)	$—	$—
Plus: Fair value of stock awards granted during the fiscal year that were unvested at the end of the fiscal year	$12,423	$—	$—
Plus: Fair value of stock awards granted during the fiscal year that vested in the fiscal year	$32,663	$—	$—
Plus (Minus): Change in fair value of stock awards granted in a prior fiscal year that vested during the covered year	$(5,320)	$953	$—
Plus (Minus): Change in fair value of stock awards granted in a prior fiscal year that were unvested at the end of covered year	$(12,979)	$2,130	$—
Compensation Actually Paid to the non-PEO NEO for the covered year	$331,787	$370,841	$403,800

Named Executive Officers, Footnote	1.Mr. Berg was appointed the PEO on November 1, 2022, and served in that role until March 20, 2024. Ms. Kast served as the Company’s interim PEO during the period between Mr. Berg’s departure and Mr. Mushinski’s appointment. Mr. Mushinski was appointed as PEO on May 1, 2024.The Company’s non-PEO NEOs whose compensation is used to calculate the amounts in the PvP Table above are Mr. Rich for fiscal years 2023, 2024 and 2025, Ms. Kast for fiscal years 2024 and 2025, and Jaye T. Pickarts for fiscal year 2024.
Adjustment To PEO Compensation, Footnote	The following table contains a reconciliation of the amounts reflected in the SCT for each of Messrs. Berg and Mushinksi and Ms. Kast for each year covered in the PvP Table (as reported in column (b) above) as compared to the CAP to each of Messrs. Berg and Mushinksi and Ms. Kast for each such covered year (as reported in column (c) above).
	Mr. Berg		Ms. Kast	Mr. Mushinski
	2023	2024	2024	2024	2025
SCT totals for PEOs for the covered year	$357,320	$70,359	$418,000	$410,023	$555,000
Less: Stock awards as reported in the SCT for the covered year	$—	$—	$—	$—	$—
Plus: Fair value of stock awards granted during the covered fiscal year - valued at year-end	$—	$—	$—	$—	$—
Plus (Minus): Change in fair value of stock awards granted in a prior fiscal year that vested during the covered year	$(6,343)	$—	$—	$—	$—
Plus (Minus): Change in fair value of stock awards granted in a prior fiscal year that were unvested at the end of covered year	$(20,871)	$(63,594)	$—	$—	$—
Compensation Actually Paid to the PEOs for the covered year	$330,106	$6,765	$418,000	$410,023	$555,000

Non-PEO NEO Average Total Compensation Amount	$ 403,800	$ 367,758	$ 348,791
Non-PEO NEO Average Compensation Actually Paid Amount	$ 403,800	370,841	331,787
Adjustment to Non-PEO NEO Compensation Footnote
2.	The following table contains a reconciliation of the amounts reflected in the SCT for the Company’s non-PEO NEOs for each year covered in the PvP Table above (as reported in column (d) above) as compared to the CAP to the non-PEO NEO for each such covered year (as reported in column (e) above). The Company’s non-PEO NEOs whose compensation is used to calculate the amounts in the PvP Table above are Mr. Rich for fiscal years 2023, 2024 and 2025, Ms. Kast for fiscal years 2024 and 2025, and Jaye T. Pickarts for fiscal year 2024.
	2023	2024	2025
SCT total for non-PEO NEO for the covered year	$348,791	$367,758	$403,800
Less: Stock awards as reported in the SCT for the covered year	$(43,791)	$—	$—
Plus: Fair value of stock awards granted during the fiscal year that were unvested at the end of the fiscal year	$12,423	$—	$—
Plus: Fair value of stock awards granted during the fiscal year that vested in the fiscal year	$32,663	$—	$—
Plus (Minus): Change in fair value of stock awards granted in a prior fiscal year that vested during the covered year	$(5,320)	$953	$—
Plus (Minus): Change in fair value of stock awards granted in a prior fiscal year that were unvested at the end of covered year	$(12,979)	$2,130	$—
Compensation Actually Paid to the non-PEO NEO for the covered year	$331,787	$370,841	$403,800

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 181.28	140.84	66.79
Net Income (Loss)	$ (4,899,000)	(18,451,000)	(8,996,000)
PEO Name	Mr. Mushinski
Mr. Berg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		70,359	357,320
PEO Actually Paid Compensation Amount		6,765	330,106
Ms. Kast [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		418,000
PEO Actually Paid Compensation Amount		418,000
Mr. Mushinski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	555,000	410,023
PEO Actually Paid Compensation Amount	555,000	410,023
PEO | Mr. Berg [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Berg [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Berg [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(63,594)	(20,871)
PEO | Mr. Berg [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,343)
PEO | Ms. Kast [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms. Kast [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms. Kast [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms. Kast [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Mushinski [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Mushinski [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Mushinski [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Mushinski [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(43,791)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,423
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,130	(12,979)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			32,663
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 953	$ (5,320)